Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of Share Option Transactions and Number of Share Options Outstanding

Share option transactions and the number of share options outstanding during the years ended December 31, 2017 and 2016, are summarized as follows:

	Number of share options	Weighted average exercise price (C$)
Outstanding at January 1, 2016	2,146,550	14.73
Granted	255,000	3.30
Expired	(523,600)	21.37
Forfeited	(92,500)	8.71
Outstanding at December 31, 2016	1,785,450	11.47
Granted	796,900	5.26
Exercised	(60,000)	3.30
Expired	(197,500)	25.72
Forfeited	(190,000)	10.30
Outstanding at December 31, 2017	2,134,850	8.29
Exercisable at December 31, 2017	1,274,825	10.34

Schedule of Share Options Outstanding and Exercisable

Share options outstanding and exercisable at December 31, 2017, are as follows:

Exercise price range (C$)	Number of options outstanding	Weighted average exercise price (C$)	Weighted average remaining life of options (years)	Number of options exercisable	Weighted average exercise price (C$)	Weighted average remaining life of options (years)
2.50 - 10.00	1,695,750	5.49	3.51	835,725	5.73	2.82
10.01 - 20.00	336,500	15.43	1.64	336,500	15.43	1.64
20.01 - 31.40	102,600	31.20	3.61	102,600	31.20	3.61
	2,134,850	8.29	3.22	1,274,825	10.34	2.57

Summary of Weighted Average Assumptions Used for Valuation of Share Options Granted

The following are the weighted average assumptions used for the Black-Scholes option pricing model valuation of share options granted during the years ended December 31, 2017 and 2016:

	Years ended December 31,
	2017	2016
Risk-free interest rate	1.2%	1.0%
Expected life of options	4.5 years	5.0 years
Annualized volatility	75.4%	73.0%
Forfeiture rate	2.2%	2.2%
Dividend rate	0.0%	0.0%

Schedule of Grants of Deferred Share Units, Restricted Share Units and Performance Share Units under Long-Term Incentive Plan
DSU, RSU and PSU Activity	DSUs (thousands)	DSU Fair Value	RSUs (thousands)	RSU Fair Value	PSUs (thousands)	PSU Fair Value
At January 1, 2016	-	$-	-	$-	-	$-
At December 31, 2016	-	$-	-	$-	-	$-
Granted	113	492	175	762	175	1,318
Change in value	-	(77)	-	(119)	-	(228)
At December 31, 2017	113	$415	175	$643	175	$1,090